Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits — January 1	$ 442	$ 253
Gross increases — current period tax positions		270
Gross decreases — expirations		(65)
Gross decreases — tax positions in prior period	(285)	(16)
Unrecognized tax benefits — December 31,	$ 157	$ 442